Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangilbe Assets, Net

As of December 31, 2025 and September 30, 2025, intangible assets, net consisted of:

	December 31,	September 30,
	2025	2025
Software development - property management system	$160,000	$160,000
Internally developed application	169,793	100,400
Less: Accumulated amortization	(75,556)	(62,222)
Intangible assets, net	$254,237	$198,178

As of September 30, 2025 and 2024, intangible assets, net consisted of:

	September 30,
	2025	2024
Software development - property management system	$160,000	$160,000
Internally developed application	100,400	-
Less: Accumulated amortization	(62,222)	(8,889)
Intangible assets, net	$198,178	$151,111

Schedule of Estimated Future Amortization Expense	Future amortization expense for software placed in service is as follows:
Year ending September 30,
2026 remaining	$39,999
2027	44,445
$84,444
Future amortization expense for software placed in service is as follows:
Year ending September 30,
2026	$53,333
2027	44,445
$97,778